VIA EDGAR


May 5, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


ATTN.:	Office of Filings, Information and Consumer Services

RE:		Smith Barney Variable Account Funds (the Company)
		File No. 33-10830 and 811-4959

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund do not differ from those contained in Post-Effective Amendment No. 10 (the Amendment) to the Funds Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 1998 and became effective immediately.

	Any comments on this filing should be directed to the undersigned at
(212) 816-6392. Please return an electronic transmittal as evidence of your receipt of this filing.


	Please return an electronic transmittal as evidence of your receipt of this filing.

				Very truly yours,
				SMITH BARNEY VARIABLE ACCOUNT FUNDS.


				/s/ Marc A. Schuman
				Marc A. Schuman
				Assistant Secretary






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